Fees Summary	Feb. 11, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 499,600,000
Previously Paid Amount	0
Total Fee Amount	68,994.76
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $499,600,000.00. The prospectus is a final prospectus for the related offering.
Net Fee	$ 68,994.76
Narrative - Max Aggregate Offering Amount | shares	499,600,000
Final Prospectus	true